January 4, 2018
Via EDGAR
Securities and Exchange Commission

Re:	Principal Funds, Inc.
File Nos. 033-59474, 811-07572
Interactive data files for previous 497 filing
Principal Funds, Inc. (the “Registrant”) is incorporating by reference the supplement filed on December 15, 2017 (SEC Accession No. 0000898745-17-001324).
Pursuant to Rule 497 under the Securities Act of 1933, as amended, the Registrant is filing interactive data files that relate to Form N-1A items 2-4 in the supplement that the Registrant is incorporating by reference.